Derivatives - Credit Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Carrying Value of Derivatives [Abstract]
Total	$ 681,100	$ 977,700
Carrying Value of Credit-Related Notes [Abstract]
Less than One Year	328	7
One to Three Years	175	506
Three to Five Years	561	653
Over Five Years	3,467	4,077
Total	4,531	5,243
Credit Default Swap | Written credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	756	1,016
One to Three Years	3,516	2,821
Three to Five Years	4,589	2,793
Over Five Years	4,263	5,240
Total	13,124	11,870
Notional Amount of Derivatives, [Abstract]
Less than One Year	230,773	187,300
One to Three Years	416,508	513,494
Three to Five Years	232,289	322,739
Over Five Years	44,573	49,568
Total	924,143	1,073,101
Total return swaps/other | Written credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	176	88
One to Three Years	236	247
Three to Five Years	8	2
Over Five Years	2
Total	422	337
Notional Amount of Derivatives, [Abstract]
Less than One Year	30,675	46,484
One to Three Years	6,989	10,792
Three to Five Years	1,371	3,268
Over Five Years	623	487
Total	39,658	61,031
Credit derivatives | Written credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	932	1,104
One to Three Years	3,752	3,068
Three to Five Years	4,597	2,795
Over Five Years	4,265	5,240
Total	13,546	12,207
Notional Amount of Derivatives, [Abstract]
Less than One Year	261,448	233,784
One to Three Years	423,497	524,286
Three to Five Years	233,660	326,007
Over Five Years	45,196	50,055
Total	963,801	1,134,132
Investment grade
Carrying Value of Credit-Related Notes [Abstract]
Less than One Year	267	2
One to Three Years	57	365
Three to Five Years	444	568
Over Five Years	2,203	2,634
Total	2,971	3,569
Investment grade | Credit Default Swap | Written credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	84	100
One to Three Years	481	714
Three to Five Years	2,203	1,455
Over Five Years	680	939
Total	3,448	3,208
Notional Amount of Derivatives, [Abstract]
Less than One Year	149,177	132,974
One to Three Years	280,658	342,914
Three to Five Years	178,990	242,728
Over Five Years	26,352	28,982
Total	635,177	747,598
Investment grade | Total return swaps/other | Written credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	5	24
One to Three Years	0	0
Three to Five Years	0	0
Over Five Years	0	0
Total	5	24
Notional Amount of Derivatives, [Abstract]
Less than One Year	9,758	22,645
One to Three Years	0	0
Three to Five Years	0	0
Over Five Years	0	0
Total	9,758	22,645
Non-investment grade
Carrying Value of Credit-Related Notes [Abstract]
Less than One Year	61	5
One to Three Years	118	141
Three to Five Years	117	85
Over Five Years	1,264	1,443
Total	1,560	1,674
Non-investment grade | Credit Default Swap | Written credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	672	916
One to Three Years	3,035	2,107
Three to Five Years	2,386	1,338
Over Five Years	3,583	4,301
Total	9,676	8,662
Notional Amount of Derivatives, [Abstract]
Less than One Year	81,596	54,326
One to Three Years	135,850	170,580
Three to Five Years	53,299	80,011
Over Five Years	18,221	20,586
Total	288,966	325,503
Non-investment grade | Total return swaps/other | Written credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	171	64
One to Three Years	236	247
Three to Five Years	8	2
Over Five Years	2
Total	417	313
Notional Amount of Derivatives, [Abstract]
Less than One Year	20,917	23,839
One to Three Years	6,989	10,792
Three to Five Years	1,371	3,268
Over Five Years	623	487
Total	$ 29,900	$ 38,386